UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007
                                               -----------------

Check here if Amendment |_|; Amendment Number: __________
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL.  60062-7127

Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             ----------------------
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             ----------------------------------------------
Phone:       847-402-5169
             -------------

Signature, Place, and Date of Signing:

  /s/  PAUL SCHUTT               NORTHBROOK,IL.                 02/11/2008
  -----------------             ----------------             ----------------
     [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            ONE
                                              ---------------------------------

Form 13F Information Table Entry Total:       58
                                              ---------------------------------

Form 13F Information Table Value Total:       414,261 (THOUSAND)
                                              ---------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number                  Name

1      028-10298                             ALLSTATE INVESTMENTS LLC
                                             ----------------------------------

                                            FORM  13F  REPORT
NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ----------------------  ----------  --------  ------------------
                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER           TITLE CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -----------  ---  ----  ----------  --------  ----  ------  ----
REINSURANCE GROUP AMERICA INC  COMMON          759351109     5,773      110,000  SH         DEFINED     1         X
SCHERING-PLOUGH                NON-REDEEM P/S  806605705       728        3,000  SH         DEFINED     1         X
SVB FINANCIAL GROUP            COMMON          78486Q101     3,528       70,000  SH         DEFINED     1         X
TRAVELERS COMPANIES INC        COMMON          89417E109       538       10,000  SH         DEFINED     1         X

ALLERGAN INC 1.500000%
04/01/2026                     DEBT            018490AL6     4,685    4,000,000  PRN        DEFINED     1         X
ALZA CORP 0% 07/28/2020        DEBT            02261WAB5     5,956    6,500,000  PRN        DEFINED     1         X
AMDOCS LIMITED .500000%
03/15/2024                     DEBT            02342TAD1     7,876    7,750,000  PRN        DEFINED     1         X
AMERICAN FINANCIAL GROUP
1.486100% 06/02/2033           DEBT            025932AD6    10,558   20,600,000  PRN        DEFINED     1         X
AMGEN INC .375000% 02/01/2013  DEBT            031162AQ3     6,151    7,000,000  PRN        DEFINED     1         X
BEST BUY 2.250000% 01/15/2022  DEBT            086516AF8    13,228   11,000,000  PRN        DEFINED     1         X
BLACKROCK INC 2.625000%
02/15/2035                     DEBT            09247XAB7     1,292      600,000  PRN        DEFINED     1         X
BRISTOL-MYERS SQUIBB
2.510000% 09/15/2023           DEBT            110122AN8    15,539   15,500,000  PRN        DEFINED     1         X
CAMERON INTL CORP 2.500000%
06/15/2026                     DEBT            13342BAB1    13,090    8,500,000  PRN        DEFINED     1         X
CARNIVAL CORP 1.132000%
04/29/2033                     DEBT            143658AV4     9,588   14,500,000  PRN        DEFINED     1         X
CARNIVAL CORP 2.000000%
04/15/2021                     DEBT            143658AN2     5,844    5,000,000  PRN        DEFINED     1         X
CENTERPOINT ENERGY INC
3.750000% 05/15/2023           DEBT            15189TAM9    12,490    8,150,000  PRN        DEFINED     1         X
CIT GROUP INC                  REDEEMABLE P/S  125581405       660      875,000  SH         DEFINED     1         X
COSTCO WHOLESALE CORP 0%
08/19/2017                     DEBT            22160QAC6       507      320,000  PRN        DEFINED     1         X
DANAHER CORP 0% 01/22/2021     DEBT            235851AF9    12,534    9,850,000  PRN        DEFINED     1         X
DEVON ENERGY CORPORATION
4.900000% 08/15/2008           DEBT            25179MAA1       523      300,000  PRN        DEFINED     1         X
DOMINION RESOURCES INC
2.125000% 12/15/2023           DEBT            25746UAT6     9,994    7,725,000  PRN        DEFINED     1         X
EMC CORP 1.750000% 12/01/2013  DEBT            268648AM4       480      350,000  PRN        DEFINED     1         X
FISHER SCIENTIFIC INTL
3.250000% 03/01/2024           DEBT            338032AX3    13,292    8,500,000  PRN        DEFINED     1         X
FLUOR CORP 1.500000%
02/15/2024                     DEBT            343412AA0       909      350,000  PRN        DEFINED     1         X
GENZYME CORP 1.250000%
12/01/2023                     DEBT            372917AN4    13,139   11,400,000  PRN        DEFINED     1         X
HASBRO INC 2.750000%
12/01/2021                     DEBT            418056AN7     7,232    5,700,000  PRN        DEFINED     1         X
HCC INSURANCE HOLDINGS
1.300000% 04/01/2023           DEBT            404132AB8     8,898    6,825,000  PRN        DEFINED     1         X
HEWLETT-PACKARD CO 0%
10/14/2017                     DEBT            428236AC7    10,424   12,300,000  PRN        DEFINED     1         X
INTEL CORP 2.950000%
12/15/2035                     DEBT            458140AD2     6,580    6,100,000  PRN        DEFINED     1         X
INTL GAME TECHNOLOGY
2.600000% 12/15/2036           DEBT            459902AP7    17,331   17,075,000  PRN        DEFINED     1         X
IVAX CORP 4.500000%
05/15/2008                     DEBT            465823AG7     3,128    3,000,000  PRN        DEFINED     1         X
LABORATORY CORP AMERICA
HOLDINGS                       DEBT            50540RAG7    12,813   12,500,000  PRN        DEFINED     1         X
LEHMAN BROTHERS HOLDINGS
..250000% 05/08/2010            DEBT            524908FN5     1,420    1,500,000  PRN        DEFINED     1         X
LIBERTY MEDIA CORP .750000%
03/30/2023                     DEBT            530718AF2       208      200,000  PRN        DEFINED     1         X
LIBERTY MEDIA CORP 3.250000%
03/15/2031                     DEBT            530715AR2       731    1,000,000  PRN        DEFINED     1         X
LOCKHEED MARTIN CORP
3.018130% 08/15/2033           DEBT            539830AP4    12,485    8,500,000  PRN        DEFINED     1         X
LOWE'S COMPANIES INC .861000%
10/19/2021                     DEBT            548661CG0    11,655   12,950,000  PRN        DEFINED     1         X
MEDTRONIC INC 1.625000%
04/15/2013                     DEBT            585055AM8     7,473    7,000,000  PRN        DEFINED     1         X
MERRILL LYNCH & CO 0%
03/13/2032                     DEBT            590188W46    13,413   12,400,000  PRN        DEFINED     1         X
MYLAN LABORATORIES INC
1.250000% 03/15/2012           DEBT            628530AG2       908    1,000,000  PRN        DEFINED     1         X
NABORS INDUSTRIES INC
..940000% 05/15/2011            DEBT            629568AP1     7,520    8,000,000  PRN        DEFINED     1         X
NEXTEL COMMUNIC                DEBT            65332VAY9    13,118   13,250,000  PRN        DEFINED     1         X
NORTHROP GRUMMAN CORP          REDEEMABLE P/S  666807300    12,657    8,690,000  SH         DEFINED     1         X
OMNICOM GROUP 0% 07/01/2038    DEBT            681919AT3    10,284    9,500,000  PRN        DEFINED     1         X
PSS WORLD MEDICAL INC
2.250000% 03/15/2024           DEBT            69366AAB6       616      500,000  PRN        DEFINED     1         X
RPM INTERNATIONAL INC.
1.389000% 05/13/2033           DEBT            749685AK9     6,962   11,900,000  PRN        DEFINED     1         X
SANDISK CORP 1.000000%
05/15/2013                     DEBT            80004CAC5       804    1,000,000  PRN        DEFINED     1         X
SCHLUMBERGER LIMITED
2.125000% 06/01/2023           DEBT            806857AD0       988      400,000  PRN        DEFINED     1         X
SELECTIVE INS GROUP 1.615500%
09/24/2032                     DEBT            816300AB3     1,055    2,742,000  PRN        DEFINED     1         X
ST JUDE MEDICAL INC 1.220000%
12/15/2008                     DEBT            790849AD5     1,003    1,000,000  PRN        DEFINED     1         X
TEVA PHARMACEUT FIN BV
1.750000% 02/01/2026           DEBT            88165FAA0     4,329    3,900,000  PRN        DEFINED     1         X
TEVA PHARMACEUT FIN LLC
..250000% 02/01/2024            DEBT            88164RAB3     6,012    4,400,000  PRN        DEFINED     1         X
TJX COMPANIES INC 0%
02/13/2021                     DEBT            872540AL3    12,496   13,000,000  PRN        DEFINED     1         X
TRANSOCEAN INC 1.500000%
12/15/2037                     DEBT            893830AV1     2,178    2,000,000  PRN        DEFINED     1         X
US BANCORP 3.605630%
02/06/2037                     DEBT            902973AT3     8,446    8,500,000  PRN        DEFINED     1         X
WALT DISNEY COMPANY 2.125000%
04/15/2023                     DEBT            254687AU0    13,110   11,500,000  PRN        DEFINED     1         X
WELLS FARGO COMPANY 4.898750%
05/01/2033                     DEBT            949746FA4    13,685   13,750,000  PRN        DEFINED     1         X
WYETH 2.390000% 01/15/2024     DEBT            983024AD2    15,404   14,600,000  PRN        DEFINED     1         X

-------------------------------------------------------------------------------
"STOCK"                                                4    10,567      193,000
-------------------------------------------------------------------------------
DEBT                                                  54   403,694  385,452,000
-------------------------------------------------------------------------------
REPORT TOTALS                                         58   414,261  385,645,000
-------------------------------------------------------------------------------